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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   __/__/__    (a)
             or fiscal year ending:   12/31/06    (b)

Is this a transition report? (Y/N)                                             N

Is this an amendment to a previous filing? (Y/N)                               N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: Variable Annuity Account One of
                           AIG SunAmerica Life Assurance Company

     B.   File Number: 811-4296

     C.   Telephone Number: (310) 772-6000

2.   A.   Street: c/o AIG SunAmerica, 1 SunAmerica Center

     B.   City: Los Angeles                       C.   State: CA

     D.   Zip Code: 90067                         Zip Ext: 6022

     E.   Foreign Country: ____________________   Foreign Postal Code: _________

3.   Is this the first filing on this form by Registrant? (Y/N)                N

4.   Is this the last filing on this form by Registrant? (Y/N)                 N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)           N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                         Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)          N
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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For period ending 12/31/06                               If filing more than one
File number 811-04296                                      Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.   A. [/]  Depositor Name: AIG SunAmerica Life Assurance Company
       B. [/]  File Number (If any): 33-32569
       C. [/]  City: Los Angeles State: CA        Zip Code: 90067 Zip Ext.: 6022
          [/]  Foreign Country: ______________    Foreign Postal Code: _________

111.   A. [/]  Depositor Name: _____________________________
       B. [/]  File Number (If any): ____________
       C. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

112.   A. [/]  Sponsor Name: _______________________________
       B. [/]  File Number (If any): ____________
       C. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

112.   A. [/]  Sponsor Name: _______________________________
       B. [/]  File Number (If any): ____________
       C. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

                                 PAGE NUMBER 47


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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For period ending 12/31/06                               If filing more than one
File number 811-04296                                      Page 48, "X" box: [ ]

111.   A. [/]  Trustee Name: _______________________________
       B. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

113.   A. [/]  Trustee Name: _______________________________
       B. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

114.   A. [/]  Principal Underwriter Name: AIG SunAmerica Capital Services, Inc.
       B. [/]  File Number: 8-28733
       C. [/]  City: New York    State: NY        Zip Code: 10017 Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

114.   A. [/]  Principal Underwriter Name: _________________
       B. [/]  File Number: _____________________
       C. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

115.   A. [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP
       B. [/]  City: Los Angeles State: CA        Zip Code: 90071 Zip Ext.:2889
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

115.   A. [/]  Independent Public Accountant Name:
       B. [/]  City: __________  State: _________ Zip Code: _____ Zip Ext.: ____
          [/]  Foreign Country: _________________ Foreign Postal Code: _________

                                 PAGE NUMBER 48


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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For period ending 12/31/06                               If filing more than one
File number 811-04296                                      Page 49, "X" box: [ ]

116.   Family of investment companies information:

       A. [/]  Is Registrant part of a family of
               investment companies? (Y/N)                                  N
                                                                        --------
                                                                           Y/N

       B. [/]  Identify the family in 10 letters: ______________________________
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/]  Is Registrant a separate account of
               an insurance company? (Y/N)                                  Y
                                                                        --------
                                                                           Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/]  Variable annuity contracts? (Y/N)                            Y
                                                                        --------
                                                                           Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)             N
                                                                        --------
                                                                           Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N)              N
                                                                        --------
                                                                           Y/N

       E. [/]  Other types of insurance products registered
               under the Securities Act of 1933? (Y/N)                      N
                                                                        --------
                                                                           Y/N

118.   [/]   State the number of series existing at the end of
             the period that had securities registered under
             the Securities Act of 1933                                     1
                                                                        --------
119.   [/]   State the number of new series for which registration
             statements under the Securities Act of 1933 became
             effective during the period                                    0
                                                                        --------
120.   [/]   State the total value of the portfolio securities on
             the date of deposit for the new series included in
             item 119 ($000's omitted)                                     $0
                                                                        --------
121.   [/]   State the number of series for which a current
             prospectus was in existence at the end of the period           1
                                                                        --------
122.   [/]   State the number of existing series for which
             additional units were registered under the
             Securities Act of 1933 during the current period               1
                                                                        --------
                                 PAGE NUMBER 49


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY NSAR-U
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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For period ending 12/31/06                               If filing more than one
File number 811-04296                                      Page 50, "X" box: [ ]

123.   [/]   State the total value of the additional units
             considered in answering item 122 ($000's omitted)          $ 23,149
                                                                        --------
124.   [/]   State the total value of units of prior series that
             were placed in the portfolios of subsequent series
             during the current period (the value of these units
             is to be measured on the date they were placed in the
             subsequent series) (000's omitted)                         $
                                                                        --------
125.   [/]   State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal
             underwriter during the current period solely from
             the sale of units of all series of Registrant
             (000's omitted)                                            $
                                                                        --------
126.   Of the amount shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales
       loads, if any, collected on units of a prior series
       placed in the portfolio of a subsequent series.) (000's
       omitted)                                                         $
                                                                        --------
127.   List opposite the appropriate description below the
       number of series whose portfolios are invested primarily
       (based upon a percentage of NAV) in each type of security
       shown, the aggregate total assets at market value as of a
       date at or near the end of the current period of each
       such group of series and the distributions made by each
       such group of series during the current period (excluding
       distributions of realized gains, if any):
                                                                        --------

                                              Number of   Total Assets     Total Income
                                                Series       ($000's       Distributions
                                              Investing      omitted)    ($000's omitted)
                                              ---------   ------------   ----------------
A. U.S. Treasury direct issue                 _________   $___________   $_______________

B. U.S. Government agency                     _________   $___________   $_______________

C. State and municipal tax-free               _________   $___________   $_______________

D. Public utility debt                        _________   $___________   $_______________

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                _________   $___________   $_______________

F. All other corporate intermed.
   & long-term debt                           _________   $___________   $_______________

G. All other corporate short-term debt        _________   $___________   $_______________

H. Equity securities of brokers or dealers
   or parents of brokers or dealers           _________   $___________   $_______________

I. Investment company equity securities       _________   $___________   $_______________

J. All other equity securities                        1   $    351,386   $          4,065

K. Other securities                           _________   $___________   $_______________

L. Total assets of all series of registrant           1   $    351,386   $          4,065

                                 PAGE NUMBER 50


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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For period ending 12/31/06                               If filing more than one
File number 811-04296                                     Page 51, "X" box: [ ]

128.   [/]   Is the timely payment of principal and interest on any of
             the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
             an entity other than the issuer? (Y/N)                         N
                                                                        --------
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

129.   [/]   Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N)
                                                                        --------
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

130.   [/]   In computations of NAV or offering price per unit, is
             any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                        --------
                                                                           Y/N

131.   [/]   Total expenses incurred by all series of Registrant
             during the current reporting period ($000's omitted)

                                                                        $  4,996
                                                                        --------

132.   [/]   List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

             811-04296   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

             811-_____   811-_____   811-_____   811-_____   811-_____

                                 PAGE NUMBER 51


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VARIABLE ANNUITY ACCOUNT ONE OF AIG SUNAMERICA LIFE ASSURANCE COMPANY- NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/07
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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles             STATE OF: CA            DATE: February 28, 2007

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE: AIG SunAmerica Life Assurance Company


By (Name and Title):                    Witness (Name and Title):


/S/ Stewart Polakov                     /S/ Mallary L. Reznik
-------------------------------------   ----------------------------------------
Stewart Polakov                         Mallary L. Reznik
Sr. Vice President & Controller         Sr. Vice President & General Counsel


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